Consolidation principles and methods (Details)	12 Months Ended
	Dec. 31, 2022 uSDollarPerEuro subsidiary parent_entity	Dec. 31, 2021 uSDollarPerEuro	Dec. 31, 2020 uSDollarPerEuro
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.0666	1.1326	1.2271
Average foreign exchange rate	1.0539	1.1835	1.1413
Number of parent entities | parent_entity	1
Number of subsidiaries | subsidiary	5